Financial instruments and risk management - Maturities (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/gain on financial instruments
Other payables	R 6,391	R 9,364	R 5,157
Trade and other payables	10,893	10,443	8,523
Total	56,121	52,738	37,683
Within one year
(Loss)/gain on financial instruments
Trade and other payables	10,893	10,443	8,523
Total	15,820	16,171	12,519
Between one and two years
(Loss)/gain on financial instruments
Trade and other payables	0	0	0
Total	1,098	3,869	8,152
Between one and two years
(Loss)/gain on financial instruments
Trade and other payables	0	0	0
Total	1,446	1,248	6,717
After five years
(Loss)/gain on financial instruments
Trade and other payables	0	0	0
Total	23,924	18,572	4,468
Later than three years and not later than five years [member]
(Loss)/gain on financial instruments
Trade and other payables	0	0	0
Total	13,833	12,878	5,827
- Capital
(Loss)/gain on financial instruments
Other payables	11,201	12,661	5,089
- Capital | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	20,436	19,129
- Capital | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	132	1,158	114
- Capital | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	41
- Capital | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	2	2	2
- Capital | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings	4	4	4
- Capital | 2022 and 2025 Notes
(Loss)/gain on financial instruments
Non-bank borrowings			10,292
- Capital | US$600 million RCF
(Loss)/gain on financial instruments
US$600 million RCF			6,978
- Capital | Within one year
(Loss)/gain on financial instruments
Other payables	4,050	4,915	2,308
- Capital | Within one year | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0	0
- Capital | Within one year | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Within one year | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	9
- Capital | Within one year | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	2	2	2
- Capital | Within one year | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings	4	4	4
- Capital | Within one year | 2022 and 2025 Notes
(Loss)/gain on financial instruments
Non-bank borrowings			0
- Capital | Within one year | US$600 million RCF
(Loss)/gain on financial instruments
US$600 million RCF			873
- Capital | Between one and two years
(Loss)/gain on financial instruments
Other payables	201	3,062	1,228
- Capital | Between one and two years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0	0
- Capital | Between one and two years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	25	0	0
- Capital | Between one and two years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	7
- Capital | Between one and two years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Between one and two years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Between one and two years | 2022 and 2025 Notes
(Loss)/gain on financial instruments
Non-bank borrowings			5,196
- Capital | Between one and two years | US$600 million RCF
(Loss)/gain on financial instruments
US$600 million RCF			1,102
- Capital | Between one and two years
(Loss)/gain on financial instruments
Other payables	467	441	1,318
- Capital | Between one and two years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0	0
- Capital | Between one and two years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	107	0	0
- Capital | Between one and two years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	4
- Capital | Between one and two years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Between one and two years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Between one and two years | 2022 and 2025 Notes
(Loss)/gain on financial instruments
Non-bank borrowings			0
- Capital | Between one and two years | US$600 million RCF
(Loss)/gain on financial instruments
US$600 million RCF			5,003
- Capital | After five years
(Loss)/gain on financial instruments
Other payables	5,497	3,686	58
- Capital | After five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	8,941	8,369
- Capital | After five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0	1,158	102
- Capital | After five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	13
- Capital | After five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | After five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | After five years | 2022 and 2025 Notes
(Loss)/gain on financial instruments
Non-bank borrowings			0
- Capital | After five years | US$600 million RCF
(Loss)/gain on financial instruments
US$600 million RCF			0
- Capital | Later than three years and not later than five years [member]
(Loss)/gain on financial instruments
Other payables	986	557	177
- Capital | Later than three years and not later than five years [member] | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	11,495	10,760
- Capital | Later than three years and not later than five years [member] | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	12
- Capital | Later than three years and not later than five years [member] | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	8
- Capital | Later than three years and not later than five years [member] | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Later than three years and not later than five years [member] | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings	0	0	0
- Capital | Later than three years and not later than five years [member] | 2022 and 2025 Notes
(Loss)/gain on financial instruments
Non-bank borrowings			5,096
- Capital | Later than three years and not later than five years [member] | US$600 million RCF
(Loss)/gain on financial instruments
US$600 million RCF			0
- Interest
(Loss)/gain on financial instruments
Non-bank borrowings	13,412	9,341	6,681
- Interest | Within one year
(Loss)/gain on financial instruments
Non-bank borrowings	862	807	809
- Interest | Between one and two years
(Loss)/gain on financial instruments
Non-bank borrowings	865	807	626
- Interest | Between one and two years
(Loss)/gain on financial instruments
Non-bank borrowings	868	807	396
- Interest | After five years
(Loss)/gain on financial instruments
Non-bank borrowings	9,473	5,359	4,308
- Interest | Later than three years and not later than five years [member]
(Loss)/gain on financial instruments
Non-bank borrowings	R 1,344	R 1,561	R 542